Note 2. Balance Sheet Data: Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Property and Equipment

	2015	2014
Buildings and leasehold improvements	$476,603	$452,362
Equipment	1,162,779	2,280,636
Equipment - idle	213,429	0
Furniture, fixtures and computers	55,383	57,503
	1,908,194	2,790,501
Less accumulated depreciation	1,415,218	1,791,649
Totals	$492,976	$998,852